Revenues	12 Months Ended
Jun. 30, 2021
Disclosure of revenue [text block] [Abstract]
Revenues
21.	Revenues

a)	Operating sales

	2021	2020	2019

Sales of grains	336,115	237,904	175,000
Sales of cotton	28,475	13,104	-
Sales of sugarcane	265,062	192,943	163,114
Sales of beef cattle	29,566	33,609	16,974
Lease	19,350	18,127	9,598
Other revenues	1,301	1,658	1,086
Gross operating revenue	679,869	497,345	365,772

Sales deductions
Taxes on sales	(16,917)	(9,777)	(7,862)

Net revenue	662,952	487,568	357,910

b) Sale of farms

	2021	2020	2019
Sale of farm	102,011	83,179	238,414
Adjustment to present value	(16,245)	(11,687)	(61,192)
Gross revenue from sale of farm	85,766	71,492	177,222

Sales taxes	(2,151)	(2,610)	(6,469)
Cost of sale of farm	(30,518)	(7,462)	(27,941)

Gain from sale of farm	53,097	61,420	142,812
Selling expenses	-	-	(35)
Income tax and social contribution	(1,815)	(2,201)	(5,459)
Net gain from sale of farms	51,282	59,219	137,318

The meeting of certain obligations related to prior-year sales enabled the recognition of the gain from the sale of farms that was no recognized on the date of execution of the sale agreement. Of the total Gross Revenue from the sale of farms, R$3,796 refers to the transfer of a 133-hectare area of Cerrado biome negotiated in the sale of Jatobá III, and R$2,904 refers to the realization of the official measurement of the Jatobá II Farm, a condition related to the variable consideration concept provided for in IFRS 15 – Revenue, mentioned in Note 7.1(e).

The sale of the Bananal X Farm (Note 1.4.a) did not affect the Gain from sale of farm because the asset was recognized at its fair value less selling expenses, as set forth in IFRS 5 – Non-Current Assets Held for Sale and Discontinued Operations, as shown below:

2021
Selling price	28,000
Present value adjustment	(1,159)
Gross revenue from sale of farm	26,841

Cost of sale	(25,231)
Commission on sale	(1,610)
Gain from sale of farm	-